Employee Benefit Plans - Changes in unvested shares (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jul. 02, 2018	Dec. 31, 2019
Unvested Shares
Unvested at January 1, 2019		141,664
Granted	20,000	0
Vested		34,416
Unvested at December 31, 2019		107,248
Weighted Average Grant Date Fair Value
Unvested at January 1, 2019		$ 2.31
Granted		0.00
Vested		2.30
Unvested at December 31, 2019		$ 2.31